Contract Balances (Tables)	6 Months Ended
Jun. 30, 2022
Contract balances [Abstract]
Schedule of contract assets, accounts receivable, deferred revenue and financial liabilitie from contracts with customers
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Accounts receivable	67,620	63,632
Less: Allowance for doubtful debts (i)	(23,329)	(20,450)
Accounts receivable, net	44,291	43,182
Contract assets	5,323	3,845
Deferred revenue
-current	213,006	167,402
-non-current	35,546	30,852
Financial liabilities from contracts with customers	337,932	267,796

Schedule of allowance for doubtful accounts
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

At the beginning of the year	25,853	23,329
Allowance (reversal) made during the year	7,298	(2,879)
Write-off	(9,822)	-
At the end of the year	23,329	20,450

Schedule of contract assets
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

At the beginning of the year	6,194	5,323
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(6,194)	(5,323)
Contract assets recognized with the recognition of revenue during the year	5,323	3,845
At the end of the year/period	5,323	3,845

Schedule of deferred revenue and financial liabilities
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

At the beginning of the year	773,422	586,484
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(6,194)	(5,323)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(604,900)	(203,219)
Increase due to cash received, excluding amount recognized as revenue or refunded	424,156	88,108
At the end of the year/period	586,484	466,050

Schedule of consolidated balance sheets
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Deferred revenue	248,552	198,254
Financial liabilities	337,932	267,796